UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 71.4%
Communications - 1.5%
44,200	America Movil SAB de CV, ADR	$1,097,486
37,350	Corning, Inc.	525,888
6,000	DIRECTV, Class A (a)	296,040
8,350	Motorola Solutions, Inc.	424,431
10,000	News Corp., Class A	196,900
69,900	Telefonica SA, ADR	1,147,059
		3,687,804
Consumer Discretionary - 11.9%
75,435	Apollo Group, Inc., Class A (a)	2,914,808
9,000	Arcos Dorados Holdings, Inc.	162,810
45,477	Bridgepoint Education, Inc. (a)	1,125,556
42,134	Career Education Corp. (a)	339,600
18,650	Carnival Corp.	598,292
500	Coach, Inc.	38,640
57,100	Comcast Corp., Class A	1,713,571
3,000	Cooper-Standard Holding, Inc. (a)	131,220
54,950	CVS Caremark Corp.	2,461,760
2,297	Discovery Communications, Inc., Class A (a)	116,228
2,297	Discovery Communications, Inc., Class C (a)	107,683
14,800	DR Horton, Inc.	224,516
37,987	Gruma S.A.B. de C.V., ADR (a)	408,360
179,000	H&R Block, Inc.	2,948,130
1,000	Interface, Inc.	13,950
14,850	ITT Educational Services, Inc. (a)	982,179
13,200	Jamba, Inc. (a)	27,324
134,236	Lincoln Educational Services Corp.	1,061,807
28,000	Lowe's Cos., Inc.	878,640
15,800	McDonald's Corp.	1,549,980
104,200	Newell Rubbermaid, Inc.	1,855,802
4,900	NIKE, Inc., Class B	531,356
3,250	Sally Beauty Holdings, Inc. (a)	80,600
1,738	Strayer Education, Inc.	163,859
12,284	The Andersons, Inc.	598,108
18,250	The Home Depot, Inc.	918,158
33,917	The Interpublic Group of Cos., Inc.	386,993
3,890	Time Warner Cable, Inc.	317,035
15,500	Time Warner, Inc.	585,125
21,608	Universal Technical Institute, Inc.	285,010
25,751	Value Line, Inc.	316,222
63,700	Wal-Mart Stores, Inc.	3,898,440
15,052	Weight Watchers International, Inc.	1,161,864
8,600	Yum! Brands, Inc.	612,148
		29,515,774
Consumer Staples - 24.0%
20,050	Alkermes PLC (a)	371,928
400,600	Alliance One International, Inc. (a)	1,510,262
62,500	Altria Group, Inc.	1,929,375
2,000	Archer-Daniels-Midland Co.	63,320
207,402	Avon Products, Inc.	4,015,303
19,200	Baxter International, Inc.	1,147,776
300	Beam, Inc.	17,571
15,100	British American Tobacco PLC, ADR	1,528,422
1,000	Carlsberg A/S, ADR	16,820
4,000	Coca Cola Hellenic Bottling Co. SA (a)	76,554
200	Coca Cola Hellenic Bottling Co. SA, ADR (a)	3,894
3,404	Columbia Sportswear Co.	161,520
12,725	Diageo PLC, ADR	1,227,963
48,050	Dr. Pepper Snapple Group, Inc.	1,932,090
98,800	Hospira, Inc. (a)	3,694,132
5,621	KAR Auction Services, Inc. (a)	91,116
16,862	Kraft Foods, Inc.	640,925
9,250	Manpower, Inc.	438,173
113,025	Molson Coors Brewing Co., Class B	5,114,381
3,760	National Beverage Corp. (a)	60,310
1,600	Nestle SA, ADR	100,800
46,172	Paychex, Inc.	1,430,870
125,400	PepsiCo, Inc.	8,320,290
62,850	Philip Morris International, Inc.	5,569,138
860	Post Holdings, Inc. (a)	28,320
148,629	PRGX Global, Inc. (a)	934,876
1,721	Ralcorp Holdings, Inc. (a)	127,509
11,450	Safeway, Inc.	231,405
4,000	SAIC, Inc.	52,800
500	Sara Lee Corp.	10,765
327,426	Tesco PLC, ADR	5,235,542
34,650	The Coca-Cola Co.	2,564,446
1,500	The J.M. Smucker Co.	122,040
89,050	The Kroger Co.	2,157,681
66,875	The Procter & Gamble Co.	4,494,669
46,380	The Western Union Co.	816,288
2,000	TreeHouse Foods, Inc. (a)	119,000
93,300	Unilever NV, ADR	3,174,999
100	Valeant Pharmaceuticals International, Inc. (a)	5,369
		59,538,642
Energy - 4.0%
75,650	BP PLC, ADR	3,404,250
16,750	Chevron Corp.	1,796,270
15,600	ConocoPhillips	1,185,756
11,200	Exxon Mobil Corp.	971,376
1,200	Gazprom Neft JSC, ADR	31,632
800	Lukoil OAO, ADR	48,640
2,500	PetroChina Co., Ltd., ADR	351,325
11,700	Petroleo Brasileiro SA, ADR	310,752
2,750	Surgutneftegas OJSC, ADR	27,005
22,550	Transocean, Ltd.	1,233,485
19,100	Valero Energy Corp.	492,207
13,800	Willbros Group, Inc. (a)	44,712
		9,897,410
Financials - 7.9%
25,700	Aflac, Inc.	1,181,943
13,500	American International Group, Inc. (a)	416,205
1,280	Ameriprise Financial, Inc.	73,126
151,033	Bank of America Corp.	1,445,386
16,000	Berkshire Hathaway, Inc., Class B (a)	1,298,400
56,724	Central Pacific Financial Corp. (a)	734,576
100	Hartford Financial Services Group, Inc.	2,108
14,700	Janus Capital Group, Inc.	130,977
64,250	Marsh & McLennan Cos., Inc.	2,106,757
7,350	Mastercard, Inc., Class A	3,090,969
10,300	Mercury General Corp.	450,522
10,650	StanCorp Financial Group, Inc.	436,011
123,900	The Bank of New York Mellon Corp.	2,989,707
38,418	The Travelers Cos., Inc.	2,274,346
24,172	TNS, Inc. (a)	525,258
6,000	U.S. Bancorp	190,080
10,324	Unum Group	252,731
9,500	Visa, Inc., Class A	1,121,000
24,950	Waddell & Reed Financial, Inc., Class A	808,629
7,646	Washington Federal, Inc.	128,606
500	Wells Fargo & Co.	17,070
4,380	West Coast Bancorp (a)	82,870
		19,757,277
Health Care - 13.1%
42,600	Abbott Laboratories	2,610,954
1,032	Amgen, Inc.	70,166
13,050	Becton Dickinson and Co.	1,013,332
63,726	BioScrip, Inc. (a)	432,700
18,449	Coventry Health Care, Inc.	656,231
7,320	Express Scripts, Inc. (a)	396,598
31,300	GlaxoSmithKline PLC, ADR	1,405,683
273,367	Health Management Associates, Inc., Class A (a)	1,837,026
48,350	Johnson & Johnson	3,189,166
46,800	Medco Health Solutions, Inc. (a)	3,290,040
98,353	Medtronic, Inc.	3,854,454
123,360	Merck & Co., Inc.	4,737,024
87,782	Pfizer, Inc.	1,989,140
6,842	Quest Diagnostics, Inc.	418,388
31,129	UnitedHealth Group, Inc.	1,834,743
27,221	WellPoint, Inc.	2,008,910
41,650	Zimmer Holdings, Inc.	2,677,262
		32,421,817
Industrials - 1.8%
21,550	AGCO Corp. (a)	1,017,375
25,000	General Electric Co.	501,750
11,150	Granite Construction, Inc.	320,451
4,850	Illinois Tool Works, Inc.	277,032
1,000	Johnson Controls, Inc.	32,480
1,000	POSCO, ADR	83,700
300	Potash Corp. of Saskatchewan, Inc.	13,707
12,500	Raytheon Co.	659,750
3,500	Textainer Group Holdings, Ltd.	118,650
3,550	The Boeing Co.	264,014
14,450	United Parcel Service, Inc., Class B	1,166,404
		4,455,313
Information Technology - 3.0%
13,150	Automatic Data Processing, Inc.	725,749
23,350	Dell, Inc. (a)	387,610
51,800	Intel Corp.	1,456,098
148,064	Microsoft Corp.	4,775,064
625	MoneyGram International, Inc. (a)	11,250
1,500	Verisk Analytics, Inc., Class A (a)	70,455
		7,426,226
Materials - 2.0%
28,700	E.I. du Pont de Nemours & Co.	1,518,230
7,000	LyondellBasell Industries NV, Class A	305,550
6,400	Precision Castparts Corp.	1,106,560
100	Spartech Corp. (a)	488
47,350	The Dow Chemical Co.	1,640,204
14,000	Vale SA, ADR	326,620
		4,897,652
Telecommunications - 2.1%
27,300	AT&T, Inc.	852,579
52,150	SK Telecom Co., Ltd., ADR	725,407
236,504	Tele Norte Leste Participacoes SA, ADR	2,684,320
27,015	Verizon Communications, Inc.	1,032,783
		5,295,089
Utilities - 0.1%
5,616	FirstService Corp. (a)	172,074
Total Common Stock (Cost $147,904,480)		177,065,078

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 5.5%
Consumer Staples - 1.9%
$1,180,000	American Stores Co.	7.90%	05/01/17	$1,126,900
2,140,000	Block Financial, LLC	7.88	01/15/13	2,234,306
50,000	Constellation Brands, Inc.	7.25	05/15/17	56,875
654,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	689,970
115,000	SUPERVALU, Inc.	7.50	11/15/14	117,300
375,000	SUPERVALU, Inc.	8.00	05/01/16	394,687
				4,620,038
Energy - 0.2%
190,000	El Paso Corp.	6.70	02/15/27	191,022
424,000	Sunoco, Inc.	5.75	01/15/17	449,398
				640,420
Financials - 1.9%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	81,185
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,516,248
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	200,447
260,000	Janus Capital Group, Inc.	6.70	06/15/17	278,794
985,000	The Charles Schwab Corp. (b)	7.00	08/01/49	1,051,399
620,000	Zions Bancorporation	5.50	11/16/15	623,228
				4,751,301
Health Care - 0.5%
540,000	Health Management Associates, Inc.	6.13	04/15/16	567,675
500,000	Health Management Associates, Inc. (c)	7.38	01/15/20	512,500
130,000	WellPoint, Inc.	5.25	01/15/16	145,826
				1,226,001
Materials - 0.7%
895,000	The Dow Chemical Co.	5.70	05/15/18	1,037,326
203,000	Weyerhaeuser Co.	9.00	10/01/21	246,700
505,000	Weyerhaeuser Co.	7.95	03/15/25	559,371
				1,843,397
Utilities - 0.3%
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	108,080
255,000	Energy Future Holdings Corp.	9.75	10/15/19	263,287
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	322,140
27,000	Nevada Power Co., Series L	5.88	01/15/15	30,377
				723,884
Total Corporate Non-Convertible Bonds (Cost $12,185,676)	13,805,041

Foreign Municipal Bonds - 0.6%
356,000	Ontario Hydro Residual Strip (Canada) (d)	5.47-5.65	11/27/20	267,697
605,000	Ontario Hydro Residual Strip (Canada) (d)	5.61	10/15/21	437,975
235,000	Ontario Hydro Residual Strip (Canada) (d)	5.75	08/18/22	163,689
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (d)	5.51	10/01/20	566,983

Total Foreign Municipal Bonds (Cost $890,703)	1,436,344

Municipal Bonds - 0.2%
Ohio - 0.2%
550,000	Buckeye Tobacco Settlement Financing Authority	5.88	06/01/47	412,599

Total Municipal Bonds (Cost $374,909)	412,599

Shares	Security Description	Value
Money Market Funds - 0.0%
31	Schwab Government Money Fund, 0.01% (b) (Cost $31)	31
Total Investments – 77.7% (Cost $161,355,799)*	$192,719,093
Other Assets & Liabilities, Net – 22.3%	55,348,068
Net Assets – 100.0%	$248,067,161

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2012.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $512,500 or 0.2% of net assets.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,208,318
Gross Unrealized Depreciation	(5,845,024)
Net Unrealized Appreciation	$31,363,294

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.
	Level 1	Level 2	Level 3	Total
Common Stock
Communications	$3,687,804	$-	$-	$3,687,804
Consumer Discretionary	29,515,774	-	-	29,515,774
Consumer Staples	59,538,642	-	-	59,538,642
Energy	9,897,410	-	-	9,897,410
Financials	19,757,277	-	-	19,757,277
Health Care	32,421,817	-	-	32,421,817
Industrials	4,455,313	-	-	4,455,313
Information Technology	7,426,226	-	-	7,426,226
Materials	4,897,652	-	-	4,897,652
Telecommunications	5,295,089	-	-	5,295,089
Utilities	172,074	-	-	172,074
Corporate Non-Convertible Bonds	-	13,805,041	-	13,805,041
Foreign Municipal Bonds	-	1,436,344	-	1,436,344
Municipal Bonds	-	412,599	-	412,599
Money Market Funds	-	31	-	31
Total	$177,065,078	$15,654,015	$-	$192,719,093

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.7%
Business Services - 8.5%
1,080	Ecolab, Inc.	$66,658
2,442	Expeditors International of Washington, Inc.	113,577
520	Stericycle, Inc. (a)	43,493
		223,728
Communications Equipment - 2.5%
2,115	ADTRAN, Inc.	65,967

Computer Software - 8.8%
2,115	ANSYS, Inc. (a)	137,517
3,087	DealerTrack Holdings, Inc. (a)	93,413
		230,930
Distribution and Industrial Supplies - 9.8%
2,514	Beacon Roofing Supply, Inc. (a)	64,761
3,559	Fastenal Co.	192,542
		257,303
Distributors - 2.5%
2,115	LKQ Corp. (a)	65,925

Educational Services - 4.5%
1,140	American Public Education, Inc. (a)	43,320
3,140	K12, Inc. (a)	74,198
		117,518
Electronics - 5.7%
2,750	Trimble Navigation, Ltd. (a)	149,655

Energy Equipment and Services - 4.6%
487	Core Laboratories NV	64,075
1,300	Unit Corp. (a)	55,588
		119,663
Energy Sources - 5.6%
875	Concho Resources, Inc. (a)	89,320
2,530	Ultra Petroleum Corp. (a)	57,254
		146,574
Financial Services - 5.6%
1,945	SEI Investments Co.	40,242
1,654	T. Rowe Price Group, Inc.	108,006
		148,248
Industrial Applications - 6.1%
2,697	II-VI, Inc. (a)	63,784
975	Roper Industries, Inc.	96,681
		160,465
Infrastructure - 3.3%
1,945	Jacobs Engineering Group, Inc. (a)	86,300

Insurance - 5.0%
120	Markel Corp. (a)	53,873
1,020	RenaissanceRe Holdings, Ltd.	77,244
		131,117
Life Sciences - 6.6%
1,460	IDEXX Laboratories, Inc. (a)	127,677
645	Techne Corp.	45,214
		172,891
Machinery - 4.2%
2,600	3D Systems Corp. (a)	61,204
800	Gardner Denver, Inc.	50,416
		111,620
Medical Products - 2.9%
2,510	ResMed, Inc. (a)	77,584

Oil, Gas and Consumable Fuels - 2.9%
1,302	Range Resources Corp.	75,698

Software - 3.8%
945	Concur Technologies, Inc. (a)	54,224
645	CoStar Group, Inc. (a)	44,537
		98,761
Wireless Telecommunication Services - 2.8%
1,155	American Tower Corp. REIT	72,788

Total Common Stock (Cost $2,198,649)	2,512,735
Total Long Investments - 95.7% (Cost $2,198,649)*	$2,512,735
Other Assets & Liabilities, Net – 4.3%	111,651
Net Assets – 100.0%	$2,624,386

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$373,410
Gross Unrealized Depreciation	(59,324)
Net Unrealized Appreciation	$314,086

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,512,735
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$2,512,735

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 99.9%
Agriculture - 2.2%
79,000	Potash Corp. of Saskatchewan, Inc.	$3,609,510

Biotechnology - 2.2%
46,500	Celgene Corp. (a)	3,604,680

Business Services - 10.2%
62,000	Ecolab, Inc.	3,826,640
135,000	Expeditors International of Washington, Inc.	6,278,850
150,000	Healthcare Services Group, Inc.	3,190,500
37,000	Stericycle, Inc. (a)	3,094,680
		16,390,670
Communications Equipment - 1.5%
80,000	ADTRAN, Inc.	2,495,200

Computer Software - 7.9%
142,000	ANSYS, Inc. (a)	9,232,840
114,000	DealerTrack Holdings, Inc. (a)	3,449,640
		12,682,480
Distribution and Industrial Supplies - 10.4%
107,000	Beacon Roofing Supply, Inc. (a)	2,756,320
260,000	Fastenal Co.	14,066,000
		16,822,320
Distributors - 3.0%
154,000	LKQ Corp. (a)	4,800,180

Educational Services - 3.5%
54,000	American Public Education, Inc. (a)	2,052,000
90,000	K12, Inc. (a)	2,126,700
240,000	National American University Holdings, Inc.	1,512,000
		5,690,700
Electrical Equipment - 1.1%
85,000	Quanta Services, Inc. (a)	1,776,500

Electronics - 3.2%
94,000	Trimble Navigation, Ltd. (a)	5,115,480

Energy Equipment and Services - 7.6%
49,000	Core Laboratories NV	6,446,930
64,000	Schlumberger, Ltd.	4,475,520
30,000	Unit Corp. (a)	1,282,800
		12,205,250
Energy Sources - 4.5%
28,000	Apache Corp.	2,812,320
15,000	Concho Resources, Inc. (a)	1,531,200
125,000	Ultra Petroleum Corp. (a)	2,828,750
		7,172,270
Financial Services - 9.2%
135,000	T. Rowe Price Group, Inc.	8,815,500
51,000	Visa, Inc., Class A	6,018,000
		14,833,500
Industrial Applications - 7.1%
140,000	II-VI, Inc. (a)	3,311,000
82,000	Roper Industries, Inc.	8,131,120
		11,442,120
Infrastructure - 2.8%
100,000	Jacobs Engineering Group, Inc. (a)	4,437,000

Insurance - 1.9%
3,600	Markel Corp. (a)	1,616,184
19,000	RenaissanceRe Holdings, Ltd.	1,438,870
		3,055,054
Life Sciences - 4.1%
75,400	IDEXX Laboratories, Inc. (a)	6,593,730

Machinery - 3.1%
113,000	3D Systems Corp. (a)	2,660,020
36,000	Gardner Denver, Inc.	2,268,720
		4,928,740
Medical Products - 3.0%
158,000	ResMed, Inc. (a)	4,883,780

Pharmaceuticals - 1.0%
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,577,100

Software - 0.6%
17,000	Concur Technologies, Inc. (a)	975,460

Wireless Telecommunication Services - 9.8%
52,000	American Tower Corp. REIT	3,277,040
185,000	QUALCOMM, Inc.	12,583,700
		15,860,740
Total Common Stock (Cost $117,509,664)	160,952,464
Total Investments - 99.9% (Cost $117,509,664)*	$160,952,464
Other Assets & Liabilities, Net – 0.1%	183,604
Net Assets – 100.0%	$161,136,068

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$49,322,587
Gross Unrealized Depreciation	(5,879,787)
Net Unrealized Appreciation	$43,442,800

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$160,952,464
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$160,952,464

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.0%
Consumer Discretionary - 14.2%
32,339	CBS Corp., Class B	$1,096,616
33,395	Comcast Corp., Class A	1,002,184
33,588	Foot Locker, Inc.	1,042,907
25,670	GNC Holdings, Inc.	895,626
17,649	Ross Stores, Inc.	1,025,407
22,318	The Home Depot, Inc.	1,122,819
		6,185,559
Consumer Staples - 6.0%
21,716	CVS Caremark Corp.	972,877
12,569	Herbalife, Ltd.	864,998
12,960	Wal-Mart Stores, Inc.	793,152
		2,631,027
Energy - 12.6%
8,514	Chevron Corp.	913,041
10,802	ConocoPhillips	821,060
44,490	Denbury Resources, Inc. (a)	811,053
8,792	Exxon Mobil Corp.	762,530
16,460	Halliburton Co.	546,308
9,773	National Oilwell Varco, Inc.	776,660
9,075	Occidental Petroleum Corp.	864,212
		5,494,864
Financials - 10.8%
12,326	ACE, Ltd.	902,263
58,991	Fifth Third Bancorp	828,824
15,119	JPMorgan Chase & Co.	695,172
18,071	MetLife, Inc.	674,952
19,919	Raymond James Financial, Inc.	727,641
27,290	U.S. Bancorp	864,547
		4,693,399
Health Care - 13.9%
11,218	Amgen, Inc.	762,712
22,282	Bristol-Myers Squibb Co.	752,017
16,089	Cardinal Health, Inc.	693,597
11,306	Celgene Corp. (a)	876,441
9,075	Johnson & Johnson	598,587
8,602	McKesson Corp.	754,997
18,385	Questcor Pharmaceuticals, Inc. (a)	691,644
15,353	UnitedHealth Group, Inc.	904,906
		6,034,901
Industrials - 12.0%
15,895	Danaher Corp.	890,120
40,897	General Electric Co.	820,803
18,813	Tyco International, Ltd.	1,056,914
7,752	Union Pacific Corp.	833,185
10,515	United Technologies Corp.	872,114
12,348	WABCO Holdings, Inc. (a)	746,807
		5,219,943
Materials - 2.0%
16,798	Rockwood Holdings, Inc. (a)	876,016

Technology - 22.9%
7,132	Alliance Data Systems Corp. (a)	898,347
1,866	Apple, Inc. (a)	1,118,611
29,318	Cisco Systems, Inc.	620,076
31,506	EMC Corp. (a)	941,399
18,438	IAC/InterActiveCorp.	905,121
5,512	IBM Corp.	1,150,079
33,003	Intel Corp.	927,714
25,370	Microsoft Corp.	818,183
27,121	Oracle Corp.	790,848
41,430	Symantec Corp. (a)	774,741
33,365	TIBCO Software, Inc. (a)	1,017,633
		9,962,752
Telecommunications - 1.9%
21,182	Verizon Communications, Inc.	809,788

Utilities - 1.7%
36,314	Duke Energy Corp.	762,957
Total Common Stock (Cost $31,126,956)		42,671,206
Total Investments – 98.0% (Cost $31,126,956)*		$42,671,206
Other Assets & Liabilities, Net – 2.0%		862,628
Net Assets – 100.0%		$43,533,834

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,810,094
Gross Unrealized Depreciation	(265,844)
Net Unrealized Appreciation	$11,544,250

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$42,671,206
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$42,671,206

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 99.1%
Consumer Discretionary - 16.1%
33,844	Aeropostale, Inc. (a)	$731,708
12,912	Big Lots, Inc. (a)	555,474
24,232	Bridgepoint Education, Inc. (a)	599,742
9,487	Coinstar, Inc. (a)	602,899
27,784	Sally Beauty Holdings, Inc. (a)	689,043
50,554	Service Corp. International	569,238
25,049	Standard Motor Products, Inc.	444,369
22,477	The Finish Line, Inc., Class A	476,962
9,760	Tupperware Brands Corp.	619,760
		5,289,195
Consumer Staples - 1.4%
26,764	Medifast, Inc. (a)	467,299

Energy - 9.7%
28,840	C&J Energy Services, Inc. (a)	513,064
23,424	Cloud Peak Energy, Inc. (a)	373,144
21,739	CVR Energy, Inc. (a)	581,518
7,716	Oil States International, Inc. (a)	602,311
17,870	Stone Energy Corp. (a)	510,903
31,920	Western Refining, Inc.	600,735
		3,181,675
Financials - 17.2%
16,454	American Financial Group, Inc.	634,795
18,127	EZCORP, Inc., Class A (a)	588,312
17,173	FBL Financial Group, Inc., Class A	578,730
34,126	Interactive Brokers Group, Inc., Class A	580,142
48,172	Meadowbrook Insurance Group, Inc.	449,445
35,344	Ocwen Financial Corp. (a)	552,427
12,360	Post Properties, Inc. REIT	579,190
7,584	ProAssurance Corp.	668,226
9,986	StanCorp Financial Group, Inc.	408,827
9,674	World Acceptance Corp. (a)	592,532
		5,632,626
Health Care - 9.6%
7,629	Chemed Corp.	478,186
6,738	Mednax, Inc. (a)	501,105
57,366	Mmodal, Inc. (a)	605,211
33,287	Momenta Pharmaceuticals, Inc. (a)	509,957
33,466	Spectrum Pharmaceuticals, Inc. (a)	422,676
20,365	Viropharma, Inc. (a)	612,375
		3,129,510
Industrials - 19.7%
5,114	Amerco, Inc.	539,578
15,322	Applied Industrial Technologies, Inc.	630,194
9,858	Chart Industries, Inc. (a)	722,887
12,519	Crane Co.	607,172
11,563	Cubic Corp.	546,699
22,483	Deluxe Corp.	526,552
16,318	EMCOR Group, Inc.	452,335
19,625	EnerSys (a)	680,006
14,730	Old Dominion Freight Line, Inc. (a)	702,179
33,416	Orbital Sciences Corp. (a)	439,420
37,186	Primoris Services Corp.	597,207
		6,444,229
Materials - 5.4%
17,628	Buckeye Technologies, Inc.	598,823
19,830	Coeur d'Alene Mines Corp. (a)	470,764
14,426	Materion Corp. (a)	414,459
19,110	Silver Standard Resources, Inc. (a)	287,415
		1,771,461
Technology - 17.1%
36,326	Advanced Energy Industries, Inc. (a)	476,597
9,371	Anixter International, Inc. (a)	679,679
45,103	Brooks Automation, Inc.	556,120
8,049	CACI International, Inc., Class A (a)	501,372
29,569	Cirrus Logic, Inc. (a)	703,742
11,219	InterDigital, Inc.	391,094
15,676	j2 Global, Inc.	449,588
24,365	QLogic Corp. (a)	432,722
38,696	Sanmina-SCI Corp. (a)	443,069
21,677	TIBCO Software, Inc. (a)	661,149
10,911	Veeco Instruments, Inc. (a)	312,055
		5,607,187
Utilities - 2.9%
10,463	New Jersey Resources Corp.	466,336
19,410	Portland General Electric Co.	484,861
		951,197
Total Common Stock (Cost $25,457,384)		32,474,379
Total Investments – 99.1% (Cost $25,457,384)*		$32,474,379
Other Assets & Liabilities, Net – 0.9%		311,326
Net Assets – 100.0%		$32,785,705

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,136,980
Gross Unrealized Depreciation	(1,119,985)
Net Unrealized Appreciation	$7,016,995

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$32,474,379
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$32,474,379

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 3, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 3, 2012